UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NuShares Short-Term REIT ETF (NURE)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.4%

	Apartments – 48.5%

5,675	American Campus Communities Inc.	$270,073

9,213	American Homes 4 Rents, Class A	211,530

6,685	Apartment Investment & Management Company, Class A	296,480

1,721	AvalonBay Communities, Inc.	315,976

3,726	Camden Property Trust	299,794

4,133	Colony Starwood Homes	140,315

3,115	Education Realty Trust Inc.	127,248

4,984	Equity Residential	310,104

1,354	Essex Property Trust Inc.	313,492

2,548	Independence Realty Trust	23,875

3,125	Mid-America Apartment Communities	317,938

7,103	Monogram Residential Trust, Inc.	70,817

751	NexPoint Residential Trust, Inc.	18,144

1,519	Silver Bay Realty Trust Corporation	32,613

8,695	UDR Inc.	315,281
	Total Apartments	3,063,680

	Hotels – 27.1%

6,657	Apple Hospitality REIT, Inc.	127,149

1,365	Ashford Hospitality Prime Inc.	14,483

3,428	Ashford Hospitality Trust Inc.	21,836

2,559	Chesapeake Lodging Trust	61,314

8,523	DiamondRock Hospitality Company	95,031

5,503	FelCor Lodging Trust Inc.	41,328

1,794	Hersha Hospitality Trust	33,709

6,993	Hospitality Properties Trust	220,489

17,228	Host Hotels & Resorts Inc.	321,475

4,813	LaSalle Hotel Properties	139,336

3,070	Pebblebrook Hotel Trust	89,675

5,306	RLJ Lodging Trust	124,744

2,172	Ryman Hospitalities Properties	134,295

3,981	Summit Hotel Properties Inc.	63,616

9,369	Sunstone Hotel Investors Inc.	143,627

4,551	Xenia Hotels & Resorts Inc.	77,686
	Total Hotels	1,709,793

NUVEEN	1

NuShares Short-Term REIT ETF (NURE) (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Manufactured Homes – 7.9%

3,472	Equity Lifestyles Properties Inc.	$267,552

2,848	Sun Communities Inc.	228,780
	Total Manufactured Homes	496,332

	Self-Storage – 15.9%

7,671	CubeSmart	199,139

3,973	Extra Space Storage Inc.	295,551

1,979	Life Storage, Inc.	162,515

1,821	National Storage Affiliates Trust	43,522

1,395	Public Storage, Inc.	305,379
	Total Self-Storage	1,006,106
	Total Long-Term Investments (cost $6,259,094)	6,275,911
	Other Assets Less Liabilities – 0.6%	38,732
	Net Assets – 100%	$6,314,643

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$6,275,911	$—	$—	$6,275,911

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $6,259,215.

2	NUVEEN

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$121,675
Depreciation	(104,979)
Net unrealized appreciation (depreciation) of investments	$16,696

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

REIT	Real Estate Investment Trust

NUVEEN	3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017